Preferred Shares - Preferred Share Dividends Declared (Details) - CAD CAD / shares in Units, CAD in Millions			12 Months Ended
	Feb. 02, 2018	Oct. 17, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Dividends declared per share		CAD 0.04
Series A
Disclosure of classes of share capital [line items]
Dividends declared			CAD 5	CAD 10	CAD 14
Dividends declared per share	CAD 0.16931
Series B
Disclosure of classes of share capital [line items]
Dividends declared			1	1	0
Dividends declared per share	0.17889
Series C
Disclosure of classes of share capital [line items]
Dividends declared			9	16	13
Dividends declared per share	0.25169
Series E
Disclosure of classes of share capital [line items]
Dividends declared			8	14	11
Dividends declared per share	0.32463
Series G
Disclosure of classes of share capital [line items]
Dividends declared			7	11	8
Dividends declared per share	CAD 0.33125
Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared			CAD 30	CAD 52	CAD 46